NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Financial Income
	Year ended December 31,
	2022	2021	2020

Interest income (in 2022 including $9 in respect of prior years)	56	6	49
Others	-	(3)	(24)
	56	3	25